Basis of Preparation and Nature of Operations Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Feb. 24, 2018 $ / shares	May 06, 2017	Nov. 08, 2015 $ / shares
Business Acquisition [Line Items]
Number of reporting segments	2
Deconsolidation, Gain (Loss), Amount	$ 0.0	$ 0.0	$ 38.5
Long-term debt	5,801.9	$ 5,575.4
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	$ 100.0
Document Period End Date	Sep. 30, 2017
Front Street Re (Delaware) Ltd. [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses	$ 65.0
Deposit Liabilities, Description	6.5
Spectrum Brands [Member]
Business Acquisition [Line Items]
Percentage Of Ownership Interest	59.60%
Spectrum Brands [Member] | 6.375% Senior Notes due 2020 | Secured Debt [Member]
Business Acquisition [Line Items]
Long-term debt, interest rate	0.00%	6.375%
Debt Instrument, Repurchase Amount	$ 390.3
Long-term debt	$ 0.0	$ 129.7	520.0
Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member]
Business Acquisition [Line Items]
Long-term debt		$ 425.0
Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member] | Secured Debt [Member]
Business Acquisition [Line Items]
Long-term debt, interest rate	4.00%	4.00%
Salus Capital Partners LLC
Business Acquisition [Line Items]
Long-term debt	$ 22.2	$ 30.3
Parent Company [Member]
Business Acquisition [Line Items]
Long-term debt	1,718.3	$ 1,711.2
Total Operating and Capital Loss forward	$ 1,840.2
Parent Company [Member] | 7.875% Senior Secured Notes, due July 15, 2019 | Secured Debt [Member]
Business Acquisition [Line Items]
Long-term debt, interest rate	7.875%	7.90%
Long-term Debt, Maturities, Repayments of Principal in Year Five		$ 864.4
Parent Company [Member] | Seven Point Seven Five Percent Senior Unsecured Notes [Member]
Business Acquisition [Line Items]
Long-term debt, interest rate	7.75%	7.75%
Long-term debt		$ 890.0
FOH [Member]
Business Acquisition [Line Items]
Impaired Financing Receivable, Recorded Investment			16.2
FGL [Member]
Business Acquisition [Line Items]
Business Acquisition, Termination Fee Payable for Termination of Merger Agreement	$ 50.0
Percentage Of Ownership Interest	80.40%				50.00%
CorAmerica [Member]
Business Acquisition [Line Items]
Goodwill and Intangible Asset Impairment		10.7	$ 28.3
FS Holdco II Ltd. [Domain]
Business Acquisition [Line Items]
Due to Affiliate	$ 30.0
Business Combination, Contingent Consideration, Liability, Current	6.0
Business Combination, Contingent Consideration, Asset	6.0
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net	9.6
Petmatrix LLC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	255.2
Business Combination, Consideration Transferred	$ 255.2
Zap Com Corporation [Member] | Zap Com Corporation [Member]
Business Acquisition [Line Items]
Percentage Of Ownership Interest	99.50%
GloFish [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 49.7
Business Combination, Consideration Transferred	49.7
Shaser, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 12.6
Business Combination, Step Acquisition, Equity Interest in Acquiree, Description	0.44
Common Stock | Spectrum Brands [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Common Stock		$ 575.0
Subsequent Event [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.01
FGL [Member] | Anbang Insurance Group Co., Ltd. [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price | $ / shares						$ 26.80
FGL [Member] | CF Corporation [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price | $ / shares	$ 31.10